Global Macro Capital Opportunities Portfolio

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.9%

Security	Shares	Value
Brazil — 4.8%
AMBEV S.A.	142,000	$400,320
B3 S.A. - Brasil Bolsa Balcao	184,300	507,423
Banco Bradesco S.A.	54,600	193,307
Banco Bradesco S.A., PFC Shares	141,600	607,989
Banco BTG Pactual S.A.	42,700	194,358
Banco do Brasil S.A.	31,900	196,202
Cosan S.A.	39,200	175,474
Equatorial Energia S.A.	35,300	152,631
Gerdau S.A., PFC Shares	39,600	207,616
Itau Unibanco Holding S.A., PFC Shares	140,000	667,822
Itausa S.A., PFC Shares	151,200	290,150
JBS S.A.	30,100	198,906
Klabin S.A.	28,900	135,408
Localiza Rent a Car S.A.	20,700	228,436
Lojas Renner S.A.	36,700	194,347
Magazine Luiza S.A.	121,800	160,562
Natura & Co. Holding S.A.(1)	33,800	144,491
Notre Dame Intermedica Participacoes S.A.	17,900	240,011
Petroleo Brasileiro S.A.	107,000	710,700
Petroleo Brasileiro S.A., PFC Shares	135,200	823,661
Raia Drogasil S.A.	39,100	170,535
Rumo S.A.(1)	48,600	142,960
Suzano S.A.	24,100	268,680
Telefonica Brasil S.A.	18,500	173,082
Vale S.A.	111,600	1,699,609
Vibra Energia S.A.	42,900	185,008
Weg S.A.	51,900	314,326

		$9,384,014

Bulgaria — 1.4%
Eurohold Bulgaria AD(1)	1,778,661	$2,377,772
Sopharma AD(1)	160,000	415,374

		$2,793,146

China — 0.1%
Silergy Corp.	2,000	$270,329

		$270,329

Cyprus — 2.1%
Bank of Cyprus Holdings PLC(1)(2)	3,295,531	$3,968,577
Bank of Cyprus Holdings PLC(1)(2)	45,800	56,574

		$4,025,151

Egypt — 10.4%
Abou Kir Fertilizers & Chemical Industries	2,000,000	$2,697,846
Cleopatra Hospital(1)	1,813,223	562,912

Security	Shares	Value
Commercial International Bank Egypt SAE(1)	2,137,455	$7,006,051
Credit Agricole Egypt SAE(1)	6,375,025	3,266,685
Eastern Co. SAE	1,553,603	1,029,858
Egyptian Financial Group-Hermes Holding Co.(1)	1,166,169	1,094,337
ElSewedy Electric Co.	1,260,937	743,535
Taaleem Management Services Co. SAE(1)	6,843,500	2,027,480
Talaat Moustafa Group	1,786,231	1,059,877
Telecom Egypt Co.	628,386	678,372

		$20,166,953

Georgia — 6.9%
Bank of Georgia Group PLC	261,220	$5,169,558
Georgia Capital PLC(1)	382,077	3,318,886
TBC Bank Group PLC	252,322	4,804,942

		$13,293,386

Greece — 7.6%
Alpha Services and Holdings S.A.(1)	841,800	$1,273,938
Athens Water Supply & Sewage Co. S.A.	27,260	236,564
Eurobank Ergasias Services and Holdings S.A.(1)	1,298,434	1,468,532
GEK Terna Holding Real Estate Construction S.A.(1)	32,780	340,386
Hellenic Petroleum Holdings S.A.	39,014	289,925
Hellenic Telecommunications Organization S.A.	141,851	2,757,205
Holding Co. ADMIE IPTO S.A.	74,659	210,928
JUMBO S.A.	68,000	1,011,450
LAMDA Development S.A.(1)	44,767	353,590
Motor Oil (Hellas) Corinth Refineries S.A.	38,200	611,749
Mytilineos S.A.	62,365	1,066,852
National Bank of Greece S.A.(1)	245,417	965,923
OPAP S.A.	121,690	1,807,457
Public Power Corp. S.A.(1)	130,891	1,274,120
Sarantis S.A.	22,445	222,667
Terna Energy S.A.	29,221	426,191
Titan Cement International S.A.	24,177	378,260

		$14,695,737

Indonesia — 6.2%
Astra International Tbk PT	2,614,000	$1,000,448
Bank Central Asia Tbk PT	6,218,100	3,307,389
Bank Rakyat Indonesia Persero Tbk PT	7,879,584	2,242,809
Barito Pacific Tbk PT	5,873,100	364,914
Charoen Pokphand Indonesia Tbk PT	1,298,100	570,389
Indofood Sukses Makmur Tbk PT	929,600	409,952
Kalbe Farma Tbk PT	4,133,600	472,225
Merdeka Copper Gold Tbk PT(1)	2,002,600	511,950
Sarana Menara Nusantara Tbk PT	4,997,600	357,193
Telkom Indonesia Persero Tbk PT	5,998,300	1,756,755
Unilever Indonesia Tbk PT	1,434,000	403,314
United Tractors Tbk PT	312,600	505,424

		$11,902,762

Security	Shares	Value
Kenya — 1.4%
Safaricom PLC	8,666,500	$2,793,859

		$2,793,859

Lithuania — 2.9%
AB Ignitis Grupe	52,000	$1,205,583
AB Ignitis Grupe GDR(3)	49,010	1,118,620
Siauliu Bankas AB	2,442,564	2,087,409
Telia Lietuva AB	513,944	1,172,951

		$5,584,563

Romania — 7.1%
Banca Transilvania S.A.	10,532,467	$6,294,681
BRD-Groupe Societe Generale S.A.	465,630	2,097,952
OMV Petrom S.A.	25,509,220	2,740,839
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	258,320	2,223,690
Transgaz S.A. Medias	5,789	293,363

		$13,650,525

Serbia — 0.6%
Metalac AD(1)	67,357	$1,153,029

		$1,153,029

Slovenia — 6.2%
Krka dd Novo mesto	43,959	$5,666,140
Nova Ljubljanska Banka dd(4)	54,521	4,793,772
Nova Ljubljanska Banka dd GDR(3)	60,052	998,662
Petrol	930	563,930

		$12,022,504

South Korea — 8.3%
AMOREPACIFIC Corp.(1)	1,086	$141,638
Celltrion Healthcare Co., Ltd.	2,716	143,498
Celltrion, Inc.	2,297	291,935
Doosan Heavy Industries & Construction Co., Ltd.(1)	9,909	149,012
Ecopro BM Co., Ltd.	373	105,981
HMM Co., Ltd.(1)	8,014	149,205
HYBE Co., Ltd.(1)	560	113,375
Hyundai Mobis Co., Ltd.	1,594	312,906
Hyundai Motor Co.	3,043	490,467
Kakao Corp.	6,645	479,980
Kia Corp.	6,002	418,494
Korea Electric Power Corp.	8,821	151,670
Korean Air Lines Co., Ltd.(1)	6,170	148,990
Krafton, Inc.(1)	553	128,129
KT&G Corp.	3,197	206,513
LG Chem, Ltd.	1,005	538,741
LG Corp.	2,672	165,240
LG Display Co., Ltd.	8,073	135,768
LG Electronics, Inc.	2,668	289,858
LG Household & Health Care, Ltd.	253	205,802
LG Innotek Co., Ltd.	519	156,037
Naver Corp.	2,561	676,464

Security	Shares	Value
NCSoft Corp.	439	$197,798
POSCO	1,705	381,397
Samsung Biologics Co., Ltd.(1)(4)	407	251,965
Samsung C&T Corp.	2,319	209,794
Samsung Electro-Mechanics Co., Ltd.	1,528	232,467
Samsung Electronics Co., Ltd.	91,769	5,707,947
Samsung Electronics Co., Ltd., PFC Shares	16,798	944,842
Samsung Fire & Marine Insurance Co., Ltd.	975	162,973
Samsung SDI Co., Ltd.	1,177	584,126
Samsung SDS Co., Ltd.	1,182	140,309
SK Bioscience Co., Ltd.(1)	776	108,389
SK Hynix, Inc.	11,030	1,141,691
SK Innovation Co., Ltd.(1)	1,360	249,598
SK, Inc.	1,125	208,259

		$16,121,258

Taiwan — 9.3%
ASE Technology Holding Co., Ltd.	73,358	$267,177
Asustek Computer, Inc.	17,000	222,249
AU Optronics Corp.	229,000	170,245
Cathay Financial Holding Co., Ltd.	161,087	373,649
Chailease Holding Co., Ltd.	31,760	291,313
China Steel Corp.	248,000	303,504
Chunghwa Telecom Co., Ltd.	79,000	335,752
CTBC Financial Holding Co., Ltd.	256,000	257,359
Delta Electronics, Inc.	38,680	381,595
E.Sun Financial Holding Co., Ltd.	177,500	186,657
First Financial Holding Co., Ltd.	161,185	146,778
Formosa Chemicals & Fibre Corp.	83,000	237,925
Formosa Plastics Corp.	82,000	314,427
Fubon Financial Holding Co., Ltd.	149,568	412,735
Globalwafers Co., Ltd.	6,000	171,234
Hon Hai Precision Industry Co., Ltd.	218,508	816,985
Hotai Motor Co., Ltd.	8,000	175,200
Hua Nan Financial Holdings Co., Ltd.	146,543	116,114
Largan Precision Co., Ltd.	2,000	148,209
MediaTek, Inc.	26,000	1,032,699
Mega Financial Holding Co., Ltd.	155,000	207,449
Nan Ya Plastics Corp.	108,000	341,036
Novatek Microelectronics Corp.	13,000	228,621
Quanta Computer, Inc.	67,000	226,774
Realtek Semiconductor Corp.	11,000	213,402
Shin Kong Financial Holding Co., Ltd.	8,514	3,432
Taishin Financial Holding Co., Ltd.	177,393	126,860
Taiwan Cement Corp.	129,412	220,094
Taiwan Cooperative Financial Holding Co., Ltd.	151,072	144,948
Taiwan Semiconductor Manufacturing Co., Ltd.	392,000	9,063,819
Uni-President Enterprises Corp.	108,960	267,058
United Microelectronics Corp.	221,000	461,735
Yuanta Financial Holding Co., Ltd.	242,422	222,890

		$18,089,924

Security	Shares	Value
United Arab Emirates — 10.1%
Abu Dhabi Commercial Bank PJSC	661,924	$1,605,149
Abu Dhabi Islamic Bank PJSC	321,170	609,648
Abu Dhabi National Oil Co. for Distribution PJSC	647,100	728,724
Al Yah Satellite Communications Co-Pjsc-Yah Sat(1)	4,224,438	3,101,008
Aldar Properties PJSC	1,008,500	1,138,174
Aramex PJSC	852,000	951,762
Dubai Islamic Bank PJSC	423,067	636,470
Emaar Properties PJSC	1,012,900	1,349,668
Emirates Telecommunications Group Co. PJSC	440,000	3,962,325
First Abu Dhabi Bank PJSC	645,115	3,519,772
National Central Cooling Co. PJSC	1,309,600	899,471
Ras Al Khaimah Ceramics	1,240,700	1,013,520

		$19,515,691

Vietnam — 6.5%
FPT Corp.	1,042,733	$4,408,712
Mobile World Investment Corp.	487,249	3,049,878
No Va Land Investment Group Corp.(1)	7,524	26,675
Phat Dat Real Estate Development Corp.(1)	2,400	9,640
Refrigeration Electrical Engineering Corp.(1)	143,700	468,405
Vietnam Prosperity JSC Bank(1)	1,468,759	2,398,889
Vietnam Technological & Commercial Joint Stock Bank(1)	964,400	2,273,159

		$12,635,358

Total Common Stocks (identified cost $142,483,536)		$178,098,189

Exchange-Traded Funds — 3.4%

Security	Shares	Value
United States — 3.4%
VanEck Russia ETF	276,150	$6,619,315

Total Exchange-Traded Funds (identified cost $6,189,151)		$6,619,315

Preferred Stocks — 0.0%(5)

Security	Shares	Value
Taiwan — 0.0%(5)
Fubon Financial Holding Co., Ltd.(1)	2,110	$4,567

Total Preferred Stocks (identified cost $4,520)		$4,567

Rights — 0.0%(5)

Security	Shares	Value
South Korea — 0.0%(5)
Doosan Heavy Industries & Construction Co., Ltd., Exp. 2/11/22(1)	1,258	$3,397

Total Rights (identified cost $0)		$3,397

Short-Term Investments — 0.8%

Affiliated Fund — 0.0%(5)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(6)	9,111	$9,111

Total Affiliated Fund (identified cost $9,111)		$9,111

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/10/22(7)	$1,500	$1,499,989

Total U.S. Treasury Obligations (identified cost $1,499,984)		$1,499,989

Total Short-Term Investments (identified cost $1,509,095)		$1,509,100

Total Investments — 96.1% (identified cost $150,186,302)		$186,234,568

Other Assets, Less Liabilities — 3.9%		$7,465,645

Net Assets — 100.0%		$193,700,213

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Securities are traded on separate exchanges for the same entity.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $2,117,282 or 1.1% of the Portfolio’s net assets.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $5,045,737 or 2.6% of the Portfolio’s net assets.

(5)	Amount is less than 0.05%.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	37.7%	$72,952,511
Information Technology	14.0	27,126,972
Communication Services	9.6	18,684,248
Consumer Discretionary	7.0	13,569,238
Energy	4.4	8,624,423
Materials	4.4	8,601,407
Health Care	4.2	8,152,449
Industrials	3.8	7,309,531
Exchange-Traded Funds	3.4	6,619,315
Utilities	2.5	4,776,307
Consumer Staples	2.3	4,371,443
Real Estate	2.0	3,937,624
Short-Term Investments	0.8	1,509,100

Total Investments	96.1%	$186,234,568

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
EUR	195,269	USD	220,845	3/16/22	$(1,266)
EUR	552,308	USD	624,648	3/16/22	(3,582)
EUR	565,000	USD	639,002	3/16/22	(3,664)
EUR	2,207,158	USD	2,496,245	3/16/22	(14,315)
EUR	6,242,230	USD	7,059,817	3/16/22	(40,484)
EUR	10,411,092	USD	11,774,704	3/16/22	(67,521)
USD	11,774,704	EUR	10,411,092	3/16/22	67,521
USD	7,059,818	EUR	6,242,230	3/16/22	40,484
USD	6,562,963	EUR	5,802,916	3/16/22	37,635
USD	3,344,273	EUR	2,956,977	3/16/22	19,177
USD	2,945,749	EUR	2,604,606	3/16/22	16,892
USD	2,604,061	EUR	2,302,488	3/16/22	14,933
USD	2,366,974	EUR	2,092,858	3/16/22	13,573
USD	1,753,014	EUR	1,550,000	3/16/22	10,053
USD	220,845	EUR	195,269	3/16/22	1,266

					$90,702

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	759,922	USD	857,501	Standard Chartered Bank	2/4/22	$—	$(3,733)
USD	1,071,716	EUR	948,626	Deutsche Bank AG	2/4/22	5,940	—
USD	132,875	EUR	117,614	Deutsche Bank AG	2/4/22	736	—
USD	129,131	EUR	114,300	Deutsche Bank AG	2/4/22	716	—
USD	85,862	EUR	76,000	Deutsche Bank AG	2/4/22	476	—
USD	10,501,419	CNH	66,600,000	UBS AG	2/28/22	64,226	—
USD	1,893,379	AED	6,964,414	Standard Chartered Bank	5/31/22	—	(2,681)
USD	1,579,913	AED	5,817,160	Standard Chartered Bank	7/7/22	—	(3,808)
USD	2,855,790	AED	10,547,575	Standard Chartered Bank	7/7/22	—	(15,786)
USD	4,456,726	AED	16,370,000	Standard Chartered Bank	4/19/23	2,495	—
USD	1,657,609	AED	6,100,000	Standard Chartered Bank	5/30/23	—	(1,951)

						$74,589	$(27,959)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Equity Futures
Hang Seng China Enterprises Index	111	Long	2/25/22	$6,119,591	$61,481
MSCI Emerging Markets Index	231	Long	3/18/22	14,146,440	143,765
SGX CNX Nifty Index	(360)	Short	2/24/22	(12,582,231)	(139,249)

					$65,997

Abbreviations:

GDR	-	Global Depositary Receipt

PFC Shares	-	Preference Shares

Currency Abbreviations:

AED	-	United Arab Emirates Dirham
CNH	-	Yuan Renminbi Offshore
EUR	-	Euro
USD	-	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: During the fiscal year to date ended January 31, 2022, the Portfolio entered into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

At January 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

At January 31, 2022, the value of the Portfolio’s investment in affiliated funds was $9,111, which represents less than 0.05% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$20,820,477	$44,913,000	$(65,722,453)	$(1,913)	$—	$9,111	$2,365	9,111

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$—	$59,019,631	$—	$59,019,631
Emerging Europe	—	67,218,041	—	67,218,041
Latin America	8,531,184	852,830	—	9,384,014
Middle East/Africa	—	42,476,503	—	42,476,503
Total Common Stocks	$8,531,184	$169,567,005 *	$—	$178,098,189
Exchange-Traded Funds	$6,619,315	$—	$—	$6,619,315
Preferred Stocks	4,567	—	—	4,567
Rights	—	3,397	—	3,397
Short-Term Investments -
Affiliated Fund	—	9,111	—	9,111
U.S. Treasury Obligations	—	1,499,989	—	1,499,989
Total Investments	$15,155,066	$171,079,502	$—	$186,234,568
Forward Foreign Currency Exchange Contracts	$—	$296,123	$—	$296,123
Futures Contracts	143,765	61,481	—	205,246
Total	$15,298,831	$171,437,106	$—	$186,735,937

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(158,791)	$—	$(158,791)
Futures Contracts	—	(139,249)	—	(139,249)
Total	$—	$(298,040)	$—	$(298,040)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.